February 1, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds I
        - BNY Mellon International Equity Fund
             - BNY Mellon Small Cap Growth Fund
             - BNY Mellon Small Cap Value Fund
             - BNY Mellon Small/Mid Cap Growth Fund
                (the "Funds")

 1933 Act File No.: 33-08214
 1940 Act File No.: 811-04813
 CIK No.: 0000799295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 217 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 26, 2024.

Please address any comments or questions to my attention at (412) 236-9846.

Sincerely,

/s/ Shelby L. Pelesky
Shelby L. Pelesky
Associate Paralegal I